Document and Entity Information	Dec. 05, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 05, 2025
Entity File Number	001-42126
Entity Registrant Name	Perceptive Capital Solutions Corp
Entity Central Index Key	0002017526
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	51 Astor Place, 10th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	212
Local Phone Number	284-2300
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	PCSC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false